Statement of Operations (Parenthetical) - shares			9 Months Ended
	Mar. 09, 2021	Jan. 22, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Shares, Outstanding			102,620,971	100,223,194	99,449,310
Common Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common Stock, Shares, Outstanding		6,468,750	6,344,150
Common Class B [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Forfeiture of Founder Shares, Shares	124,600		124,600
Common stock shares not subject to forfeiture			719,150
Common Stock, Shares, Outstanding		6,408,750	6,344,150
Common stock share subject to forfeiture		843,750
Common Class B [Member] | VPCC Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common stock share subject to forfeiture		843,750